Shareholders' equity - Share capital, tabular (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Apr. 12, 2023	Dec. 31, 2024	Dec. 31, 2023
Number of common shares
Issuance of shares upon exercise of warrants (in shares)	1,800,000
Exercise price	$ 9.11
Balance at ending (in shares)		201,211,843
Share capital
Balance at beginning		$ 1,810,741	$ 1,318,479
Exercise of stock options		(163)	442
Issuance of shares upon exercise of warrants			16,398
NCIB purchase of common shares and automatic share purchase plan ("ASPP")		(8,917)	(28,713)
Balance at ending		$ 1,735,720	$ 1,810,741
Number of warrants exercised	1,800,000
Share Capital
Number of common shares
Balance at beginning (in shares)		201,353,962	155,685,593
Issuance of shares pursuant to the Maverix acquisition (in shares)			45,097,390
Exercise of stock options (in shares)		473,081	256,799
Issuance of shares upon exercise of warrants (in shares)			1,800,000
NCIB purchase of common shares and automatic share purchase plan ("ASPP") (in shares)		(615,200)	(1,485,820)
Balance at ending (in shares)		201,211,843	201,353,962
Share capital
Balance at beginning		$ 1,749,180	$ 1,250,194
Issuance of shares pursuant to the Maverix acquisition			491,111
Exercise of stock options		(163)	442
Issuance of shares upon exercise of warrants			24,336
NCIB purchase of common shares and automatic share purchase plan ("ASPP")		(4,676)	(16,903)
Balance at ending		$ 1,744,341	$ 1,749,180